Fair Value Measurements - Schedule of fair value hierarchy of valuation techniques (Detail)	Dec. 31, 2020 USD ($)
Assets:
Investments held in Trust Account	$ 690,171,366
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	690,167,879	[1]
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account		[1]
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account		[1]
Fair Value, Recurring [Member] | Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities	56,112,680
Fair Value, Recurring [Member] | Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Private Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Private Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Private Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities	$ 43,825,360

[1]	- Excludes $3,487 in cash.